Employee Benefits (Details 1) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit obligation [member]
Net defined benefit asset (liability)
Balance at beginning	$ (3,128,927)	$ (3,027,176)
Included in profit or loss
Service cost	(5,289)	(6,242)
Interest cost	(49,598)	(53,624)
Expected return on plan assets	0	0
Subtotal in profit or loss	(54,887)	(59,866)
Included in other comprehensive income
Actuarial (loss) gain arising from demographic assumptions	(15,795)	(21,054)
Actuarial (loss) gain arising from financial assumptions	(178,212)	(126,708)
Actuarial (loss) gain arising from experience adjustment	84,437	66,016
Return on plan assets excluding interest income	0	0
Subtotal in other comprehensive income	(109,570)	(81,746)
Other changes
Contributions paid by the employer	0	0
Benefits paid	36,915	37,528
Effect of changes in exchange rates and others	(1,493)	2,333
Subtotal of other changes	35,422	39,861
Balance at ending	(3,257,962)	(3,128,927)
Fair value of plan assets [member]
Net defined benefit asset (liability)
Balance at beginning	2,213,018	2,105,690
Included in profit or loss
Service cost	0	0
Interest cost	0	0
Expected return on plan assets	35,408	37,902
Subtotal in profit or loss	35,408	37,902
Included in other comprehensive income
Actuarial (loss) gain arising from demographic assumptions	0	0
Actuarial (loss) gain arising from financial assumptions	0	0
Actuarial (loss) gain arising from experience adjustment	0	0
Return on plan assets excluding interest income	52,614	(16,345)
Subtotal in other comprehensive income	52,614	(16,345)
Other changes
Contributions paid by the employer	102,831	102,870
Benefits paid	(36,598)	(17,099)
Effect of changes in exchange rates and others	0	0
Subtotal of other changes	66,233	85,771
Balance at ending	2,367,273	2,213,018
Net defined benefit asset (liability) [Member]
Net defined benefit asset (liability)
Balance at beginning	(915,909)	(921,486)
Included in profit or loss
Service cost	(5,289)	(6,242)
Interest cost	(49,598)	(53,624)
Expected return on plan assets	35,408	37,902
Subtotal in profit or loss	(19,479)	(21,964)
Included in other comprehensive income
Actuarial (loss) gain arising from demographic assumptions	(15,795)	(21,054)
Actuarial (loss) gain arising from financial assumptions	(178,212)	(126,708)
Actuarial (loss) gain arising from experience adjustment	84,437	66,016
Return on plan assets excluding interest income	52,614	(16,345)
Subtotal in other comprehensive income	(56,956)	(98,091)
Other changes
Contributions paid by the employer	102,831	102,870
Benefits paid	317	20,429
Effect of changes in exchange rates and others	(1,493)	2,333
Subtotal of other changes	101,655	125,632
Balance at ending	$ (890,689)	$ (915,909)